8. Share Based Payments (Tables)	6 Months Ended
Jun. 30, 2019
Share Based Payments Tables
Assumptions of Options Granted

	June 30, 2019	June 30, 2018

Fair value at grant date	$2.11	$1.12
Share price at grant date	$3.04	$1.83
Exercise price	$3.04	$1.83
Expected volatility	82%	71%
Expected life	5.83	5.67
Expected dividends	—	—
Risk-free interest rate	2.14%	0.11%